Ordinary share (Details) - shares	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Shares outstanding	2,229,609	2,229,609
Less: shares under treasury stock	(167,700)	167,700
Total	2,061,909	2,061,909